July 1, 2013

Via EDGAR and by Courier

Mara L. Ransom

Assistant Director

United States Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

RE:	DriveTime Automotive Group, Inc.

    Registration Statement on Form S-4

    Filed May 31, 2013

    File No. 333-188977

Dear Ms. Ransom:

This letter responds to the letter of the staff of the United States Securities and Exchange Commission (the “Staff”), dated June 24, 2013, to Raymond C. Fidel, Chief Executive Officer of DriveTime Automotive Group, Inc. (the “Company”) regarding the Registration Statement on Form S-4, File No. 333-188977 (the “Registration Statement”), submitted by the Company on May 31, 2013.

This letter sets forth each comment of the Staff in the comment letter (numbered in accordance with the comment letter) and, following each comment, sets forth the Company’s response. In connection with this response letter, the Company is filing an amended Registration Statement on Form S-4, enclosed herewith together with a copy that is marked to show the changes from the initial submission.

General

Staff Comment:

1.	We note your disclosure on page 122 in the registration statement that the notes being registered will be “fully and unconditionally” guaranteed. Please provide us with your analysis as to how the subsidiary guarantees satisfy the requirements of Rule 3-10 of Regulation S-X. Specifically, please tell us how such guarantees constitute “full and unconditional” guarantees given that the terms of the indenture allow for the release of such guarantees under certain circumstances. In your analysis, please focus on those release circumstances cited in the last risk factor on page 36 as well as in Section 11.09(1) of the Indenture filed as Exhibit 4.1.1.

Mara L. Ransom, Assistant Director

United States Securities and Exchange Commission

July 1, 2013

Company Response:

The Company notes the Staff’s comment and responds as follows. Section 2510.5 of the Financial Reporting Manual states that “[a] subsidiary that guarantees its parent’s debt securities pursuant to an indenture that provides for the subsidiary’s guarantee to be released automatically under customary circumstances may rely on [Rule] 3-10, provided the other requirements of [Rule] 3-10 are met.” The Company respectfully submits that each of the subsidiary guarantee release provisions contained in the Indenture are “customary” in accordance with the guidance set forth in Section 2510.5 and the Company respectfully submits that it is therefore entitled to avail themselves of the relief provided by Rule 3-10.

The subsidiary guarantee release provisions are contained in Section 11.09 of the Indenture. In response to the Staff’s request, a detailed discussion of each release provision in relation to the Staff’s guidance follows:

Section 11.09(1): Section 2510.5 provides that a subsidiary guarantor may rely on Rule 3-10 if the indenture provides that the guarantee will be released automatically when the subsidiary is sold or sells all of its assets. Section 11.09(1) of the Indenture correspondingly provides that the Note Guarantee of a Guarantor will be automatically released if the Guarantor is sold or sells all or substantially all of its assets.

Section 11.09(2): Section 2510.5 provides that a subsidiary guarantor may rely on Rule 3-10 if the indenture provides that the guarantee will be released automatically when the subsidiary is declared “unrestricted” for covenant purposes. Section 11.09(2) of the Indenture correspondingly provides that the Note Guarantee of a Guarantor will be released automatically when it is designated as an Unrestricted Subsidiary for purposes of the Indenture.

Section 11.09(3): Section 2510.5 provides that a subsidiary guarantor may rely on Rule 3-10 if the indenture provides that the guarantee will be released automatically when the requirements for legal defeasance or covenant defeasance or to discharge the indenture have been satisfied. Section 11.09(3) of the Indenture correspondingly provides that the Note Guarantee of a Guarantor will be released automatically upon satisfaction of the requirements for legal defeasance or covenant defeasance or upon the discharge of obligations under the Indenture.

The Company believes the aforementioned guarantee release provisions are consistent with the customary release provisions contemplated in Section 2510.5 of the FRM and, therefore, do not cause the guarantees to be anything less than full and unconditional.

The Company also notes that the release circumstances cited in the last risk factor on page 36 of the Registration Statement are not to the contrary. The first two release circumstances correspond to Section 11.09(1) of the Indenture while the latter three relate to the release of collateral, not release of the guarantees.

Mara L. Ransom, Assistant Director

United States Securities and Exchange Commission

July 1, 2013

Notes to Condensed Consolidated Unaudited Financial Statements, page F-5 (14) Supplemental Consolidating Financial Information, page F-19

Staff Comment:

2.	We note your disclosure here as well as in note 18 on pages F-65 through F-76. The guarantors included in the “Guarantor Subsidiaries Combined” column do not appear to include all subsidiary guarantors identified as “Additional Registrants” in Schedule A to the registration statement. Specifically, it appears this column excludes DriveTime Ohio Company and Carvana for both the year-end and quarterly periods presented. In addition, the year-end period presented appears to exclude GFC Lending from the “Guarantor Subsidiaries Combined” column. Please explain why all guarantors are not included in the appropriate column. As appropriate and to the extent material, please revise your filing to include all guarantors in the appropriate column. Please see Rule 3- 10(f)(4)(ii) of Regulation S-X.

Company Response:

The Company notes the Staff’s comment and advises that the financial results of all guarantors are included in the respective “Guarantor Subsidiaries Combined” columns; however, the Company inadvertently failed to list DriveTime Ohio Company, Carvana and GFC Lending, as applicable, in the footnote text accompanying the respective tables. The Company has amended the Registration Statement to fix this oversight.

Item 22. Undertakings, page II-2

Staff Comment:

3.	Please revise to include the undertaking required by Item 512(a)(6) of Regulation S-K.

Company Response:

In response to the Staff’s comment, the Company has amended the Registration Statement to include the required undertaking.

Signatures

Staff Comment:

4.	Please revise the signatures for DT Acceptance Corporation to identify your principal executive officer and clarify the appropriate individual who serves as this entity’s president. Please also revise the signatures for DriveTime Ohio Company, Carvana LLC and GFC Lending LLC to identify the principal executive officer, principal financial officer and controller or principal accounting officer for each of these entities. Please see Instruction 1 to the Signatures section of Form S-1.

Mara L. Ransom, Assistant Director

United States Securities and Exchange Commission

July 1, 2013

Company Response:

In response to the Staff’s comment, the Company has revised the signatures to identify the following:

•	Steven P. Johnson as the President and principal executive officer of DT Acceptance Corporation.

•	Raymond C. Fidel as the principal executive officer and Mark G. Sauder as the principal financial officer and principal accounting officer of DriveTime Ohio Company, LLC.

•	Raymond C. Fidel as the principal executive officer and Mark G. Sauder as the principal financial officer and principal accounting officer of Carvana, LLC.

•	Colin Bachinsky as the principal executive officer and Mark G. Sauder as the principal financial officer and principal accounting officer of GFC Lending, LLC.

* * * *

Mara L. Ransom, Assistant Director

United States Securities and Exchange Commission

July 1, 2013

If you require any additional information on these issues, or if the Company can provide you with any other information that will facilitate your continued review of this filing, please advise us at your earliest convenience. You may reach me at (602) 667-2405.

Sincerely,

DRIVETIME AUTOMOTIVE GROUP, INC.

By:	/s/ Raymond C. Fidel

Name:	Raymond C. Fidel
Its:	Chief Executive Officer

Enclosures

cc:	DLA Piper LLP (US)

David P. Lewis, Esq. (via e-mail: david.lewis@dlapiper.com)